Financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
This note provides information about the Group’s financial instruments, including:
•an overview of all financial instruments held by the Group;
•the classification of the financial instruments;
•the line item on the consolidated statement of financial position in which the financial instrument is included;
•the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2023
Non-current other financial assets	19	32,383	3,700	16,557	52,641	52,641
Current other financial assets	19	1,776	—	—	1,776	1,776
Trade and other receivables	20	49,877	—	—	49,877	49,877
Cash and cash equivalents	22	44,585	—	—	44,585	44,585
Total		128,621	3,700	16,557	148,879	148,879
As at December 31, 2024
Non-current other financial assets	19	31,404	1,167	45,965	78,536	78,536
Current other financial assets	19	4,566	—	—	4,566	4,566
Trade and other receivables	20	37,762	—	—	37,762	37,762
Cash and cash equivalents	22	160,919	—	—	160,919	160,919
Total		234,651	1,167	45,965	281,783	281,783
Due to the highly liquid nature of cash and cash equivalents and the pledged bank balances classified within non-current other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables, their carrying amount is considered to be the same as their fair value.
Financial liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2023
Borrowings	25	350,722	—	350,722	374,525
Non-current lease liabilities	17	71,563	—	71,563	N/A
Current lease liabilities	17	11,927	—	11,927	N/A
Trade and other payables	28	74,213	—	74,213	74,213
Derivative liabilities	29	—	7,442	7,442	7,442
Total		508,425	7,442	515,867	456,180
As at December 31, 2024
Borrowings	25	512,014	—	512,014	496,711
Non-current lease liabilities	17	99,691	—	99,691	N/A
Current lease liabilities	17	16,724	—	16,724	N/A
Trade and other payables	28	71,375	—	71,375	71,375
Derivative liabilities	29	—	20,132	20,132	20,132
Total		699,804	20,132	719,936	588,218
Due to the short-term nature of the trade and other payables, their carrying amount is considered to be the same as their fair value.